Investments - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Investments [Line Items]
Proceeds from sale of investments	$ 0	$ 19,068
Level 1 Investment
Disclosure of Investments [Line Items]
Proceeds from sale of investments		19,100
Realized gain (loss) on equity securities, net of tax		$ 7,200